Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.1% of Net Assets
	ABS Car Loan — 7.0%
$725,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	$734,538
3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	3,149,787
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	3,600,767
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,384,635
1,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	1,297,772
800,000	Carmax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	801,876
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	487,660
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,397,884
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,006,896
978,568	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	924,072
392,790	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	367,822
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,054,590
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,864,997
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	816,081
2,610,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	2,622,715
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,653,632
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,110,474
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,367,877
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	386,054
410,906	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027(a)	405,037
745,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	741,207
680,299	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	670,924
1,740,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031(a)	1,697,523
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	328,877
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027(a)	2,280,069
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,789,258
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,478,310
1,220,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.540%, 5/20/2027	1,219,389
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,687,595
565,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	575,162
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	$779,372
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,910,422
601,003	JPMorgan Chase Bank N.A, Series 2021-1, Class B, 0.875%, 9/25/2028(a)	590,201
2,655,000	LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.420%, 2/15/2028(a)	2,655,254
610,000	Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.930%, 3/15/2028	624,716
3,485,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.939%, 3/14/2029(a)(b)	3,498,547
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,028,605
1,085,823	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032(a)	1,076,574
520,525	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032(a)	518,635
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	125,510
815,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	826,866
3,285,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,376,574
3,475,000	Westlake Automobile Receivables Trust, Series 2022-3A, Class B, 5.990%, 12/15/2027(a)	3,480,004
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	520,123
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,862,954
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,440,206
905,000	World Omni Auto Receivables Trust, Series 2023-D, Class A4, 5.850%, 8/15/2029	941,033
455,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	454,906
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,447,471
		88,061,453
	ABS Credit Card — 0.6%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027(a)	3,740,453
595,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	595,507
3,065,000	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.020%, 3/15/2030	3,074,382
		7,410,342
	ABS Home Equity — 6.4%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,280,806
270,841	CoreVest American Finance Ltd., Series 2019-2, Class A, 2.835%, 6/15/2052(a)	266,950
1,315,915	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	1,272,142
11,042	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	10,887
1,509,500	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060(a)(b)	1,465,301

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	$850,720
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,368,883
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,230,611
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	4,835,056
727,032	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.375%, 5/19/2034(b)	694,718
1,417,861	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,166,574
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1 mo. USD SOFR + 1.364%, 6.727%, 1/17/2038(a)(b)	5,960,159
9,670,998	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.365%, 11/25/2048(a)(b)(c)(d)	116,408
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,023,203
728,900	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	698,578
555,014	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	537,996
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,506,742
859,826	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	799,553
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.707%, 9/25/2057(a)(b)	3,772,480
16,231	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.123%, 7/25/2035(b)(d)	13,803
1,385,000	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,234,697
177,794	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	162,462
76,962	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	74,263
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027(a)	1,042,051
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038(a)	2,441,519
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,722,218
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,142,490
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	748,472
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,538,198
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	4,619,842
297,060	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	277,554
861	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 1/25/2024(d)	480
9,672	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 1/25/2024(d)	5,119
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 1/25/2024(d)	—
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	$5,320,324
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,673,369
644,655	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	622,484
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,921,131
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,944,174
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,521,996
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	3,924,948
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,166,432
1,679,374	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,594,645
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,143,861
694,667	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.612%, 11/25/2036(b)	604,135
		81,318,434
	ABS Other — 6.7%
1,266,554	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	1,237,831
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,765,971
540,000	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	541,738
7,794,708	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	7,821,561
510,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	512,513
2,126,103	BHG Securitization Trust, Series 2021-A, Class A, 1.420%, 11/17/2033(a)	2,004,023
489,416	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	486,210
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,829,652
2,239,475	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041(a)(b)	2,111,400
2,706,825	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	2,437,395
2,643,888	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,303,648
229,432	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	213,562
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032(a)	541,635
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033(a)	2,127,660
1,964,800	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	1,762,243
720,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	733,504
565,000	Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.650%, 1/22/2029(a)	570,432

Principal Amount	Description	Value (†)
	ABS Other — continued
$1,685,028	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	$1,731,301
1,635,000	Enterprise Fleet Financing LLC, Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	1,660,918
435,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	450,717
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026(a)	772,726
2,325,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	2,114,457
2,088,155	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,984,808
639,113	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	649,380
515,982	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	456,207
1,205,703	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028(a)	1,192,632
1,396,029	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,240,778
870,657	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	752,089
663,283	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	607,869
577,119	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	514,814
10,790	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031(a)	10,766
2,575,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	2,605,859
664,943	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	619,293
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	270,722
313,436	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	284,905
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	772,198
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036(a)	4,756,973
501,704	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030(a)	487,810
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,506,879
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029(a)	1,561,492
296,003	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037(a)	283,491
236,357	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	219,310
721,618	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	723,964
2,704,058	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	2,373,428
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 8.960%, 9/15/2032(b)	209,916
130,443	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.974%, 9/15/2032(b)	130,391
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	4,993,314
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,954,742	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	$1,819,837
1,278,825	Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.300%, 8/22/2050(a)	1,269,109
439,823	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045(a)	410,420
1,565,267	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045(a)	1,404,731
4,140,723	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,757,697
3,263,987	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,755,177
663,756	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	638,593
2,340,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	2,346,564
2,923,104	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,611,992
2,220,215	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	1,863,708
		84,818,213
	ABS Student Loan — 2.1%
472,642	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	420,809
632,907	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	548,593
1,182,672	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	1,092,477
655,282	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045(a)	579,613
884,114	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	833,698
960,011	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	921,679
792,886	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	740,492
686,278	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	632,901
1,187,950	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	1,074,745
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,328,007
1,181,624	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	1,057,739
1,356,017	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,194,534
1,048,488	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	911,811
1,620,015	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	1,618,854
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,329,411
386,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.920%, 6/15/2032(b)	385,963
68,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.979%, 6/15/2032(b)	67,622

Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$131,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.969%, 3/15/2033(b)	$130,422
1,962,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.970%, 3/15/2033(b)	1,953,344
182,144	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	177,894
2,102,100	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 6.276%, 2/15/2036(a)(b)	2,084,781
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	108,318
1,013,087	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	986,605
2,903,617	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	2,810,849
678,140	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	593,453
324,102	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	314,458
3,277,801	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	3,060,140
		26,959,212
	ABS Whole Business — 0.3%
842,175	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	798,654
3,870,720	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,423,950
		4,222,604
	Agency Commercial Mortgage-Backed Securities — 12.9%
4,502,354	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	4,037,652
1,648,547	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,519,991
21,422,911	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K038, Class X1, 1.051%, 3/25/2024(b)(c)(d)	15,523
33,864,528	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K040, Class X1, 0.649%, 9/25/2024(b)(c)(d)	99,810
66,288,194	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.093%, 5/25/2025(b)(c)(d)	91,801
36,944,943	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.494%, 9/25/2025(b)(c)(d)	250,396
15,750,558	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.626%, 11/25/2025(b)(c)(d)	148,248
9,124,417	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 0.870%, 12/25/2025(b)(c)(d)	125,482
15,767,018	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.148%, 1/25/2026(b)(c)(d)	296,019
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$6,949,009	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.336%, 3/25/2026(b)(c)(d)	$175,323
26,191,594	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.162%, 7/25/2026(b)(c)	592,676
8,101,166	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.909%, 8/25/2026(b)(c)(d)	156,200
24,193,084	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.299%, 9/25/2026(b)(c)(d)	153,934
88,209,048	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.063%, 10/25/2026(b)(c)(d)	171,851
18,303,703	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.639%, 11/25/2029(b)(c)	562,784
17,478,135	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.522%, 1/25/2030(b)(c)	1,275,449
11,556,439	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.592%, 1/25/2030(b)(c)	887,407
13,723,200	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.691%, 3/25/2030(b)(c)	1,139,300
14,473,937	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.233%, 8/25/2030(b)(c)	907,021
254,587,902	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.148%, 1/25/2032(b)(c)	2,800,721
32,672,615	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(c)	701,971
79,184,064	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(c)	1,645,762
35,898,182	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.342%, 4/25/2055(b)(c)	874,932
46,018,292	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.325%, 4/25/2032(b)(c)	1,104,826
19,772,349	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.317%, 6/25/2055(b)(c)	460,915
66,577,099	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2054(b)(c)	1,217,029
51,535,748	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.358%, 6/25/2032(b)(c)	1,394,197
82,325,671	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.264%, 8/25/2032(b)(c)	1,768,767
103,139,574	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(c)	2,549,383

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.181%, 11/25/2032(b)(c)	$1,647,890
3,366,257	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.858%, 8/25/2034(b)(c)(d)	196,334
20,597,892	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.577%, 10/25/2034(b)(c)	891,786
52,109,752	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.510%, 5/25/2035(b)(c)	6,001,428
53,790,707	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.323%, 7/25/2035(b)(c)	5,517,205
14,105,971	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.954%, 1/25/2031(b)(c)	689,012
95,789,649	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 0.980%, 8/25/2036(b)(c)	7,803,887
123,009,517	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.009%, 8/25/2033(b)(c)	522,458
22,991,499	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.195%, 8/25/2025(b)(c)(d)	69,025
27,692,062	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.267%, 12/25/2026(b)(c)(d)	76,444
24,000,000	Federal National Mortgage Association, 3.850%, 9/01/2037	22,014,459
5,769,575	Federal National Mortgage Association, 4.030%, 10/01/2033	5,564,634
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,601,683
23,090,000	Federal National Mortgage Association, Series 2019-M17, Class X, 0.318%, 8/25/2034(b)(c)	369,073
13,880,089	Federal National Mortgage Association, Series 2020-M33, Class X, 1.904%, 6/25/2028(b)(c)	703,573
16,199,986	Federal National Mortgage Association, Series 2020-M37, Class X, 1.027%, 4/25/2032(b)(c)	768,187
15,816,834	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.915%, 8/25/2034(b)(c)	1,142,045
324,433,329	FREMF Mortgage Trust, Series 2018-K156, Class X2A, 0.100%, 7/25/2036(a)(c)	1,982,742
15,201,745	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.634%, 6/25/2041(b)(c)	365,091
24,104,361	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.572%, 8/25/2041(b)(c)	663,569
91,074,577	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.001%, 11/25/2041(b)(c)	814,243
3,001,037	Government National Mortgage Association, Series 2006-46, 0.475%, 4/16/2046(b)(c)(d)	29,440
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,367,812	Government National Mortgage Association, Series 2006-51, 0.940%, 8/16/2046(b)(c)(d)	$27,164
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	4,082,552
317,308	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	313,529
3,829,687	Government National Mortgage Association, Series 2009-114, 0.009%, 10/16/2049(b)(c)(d)	3
1,632,401	Government National Mortgage Association, Series 2010-124, 1.019%, 12/16/2052(b)(c)(d)	26,347
229,287	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,869
1,467,427	Government National Mortgage Association, Series 2011-119, 0.185%, 8/16/2051(b)(c)(d)	2,453
3,236,841	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,320,200
612,720	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	4,527
1	Government National Mortgage Association, Series 2012-100, Class IC, 0.000%, 9/16/2050(b)(c)(d)	—
1	Government National Mortgage Association, Series 2012-111, Class IC, 0.000%, 9/16/2050(b)(c)(d)	—
17,363,273	Government National Mortgage Association, Series 2012-142, 0.192%, 4/16/2054(b)(c)(d)	51,160
3,626,252	Government National Mortgage Association, Series 2012-23, 0.242%, 6/16/2053(b)(c)(d)	23,433
4,524,221	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	44
627,186	Government National Mortgage Association, Series 2012-70, 0.094%, 8/16/2052(b)(c)(d)	281
5,092,514	Government National Mortgage Association, Series 2012-79, 0.353%, 3/16/2053(b)(c)(d)	45,476
19,522,115	Government National Mortgage Association, Series 2012-85, 0.329%, 9/16/2052(b)(c)(d)	153,251
766,161	Government National Mortgage Association, Series 2013-175, 0.169%, 5/16/2055(b)(c)(d)	1,804
2,121,298	Government National Mortgage Association, Series 2014-101, 0.584%, 4/16/2056(b)(c)(d)	27,445
9,689,337	Government National Mortgage Association, Series 2014-130, Class IB, 0.211%, 8/16/2054(b)(c)(d)	60,476
7,842,933	Government National Mortgage Association, Series 2014-24, Class IX, 0.123%, 1/16/2054(b)(c)(d)	27,388
5,034,441	Government National Mortgage Association, Series 2014-70, 0.450%, 3/16/2049(b)(c)(d)	55,265
3,330,239	Government National Mortgage Association, Series 2014-86, 0.444%, 4/16/2056(b)(c)(d)	34,277
13,448,730	Government National Mortgage Association, Series 2015-120, 0.616%, 3/16/2057(b)(c)(d)	229,330
9,478,565	Government National Mortgage Association, Series 2015-146, Class IB, 0.191%, 7/16/2055(b)(c)(d)	55,035
5,518,416	Government National Mortgage Association, Series 2015-171, 0.838%, 11/16/2055(b)(c)(d)	149,752
5,432,201	Government National Mortgage Association, Series 2015-189, Class IG, 0.621%, 1/16/2057(b)(c)(d)	129,875

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$3,650,250	Government National Mortgage Association, Series 2015-21, 0.706%, 7/16/2056(b)(c)(d)	$87,667
11,042,428	Government National Mortgage Association, Series 2015-32, 0.577%, 9/16/2049(b)(c)(d)	197,329
7,039,892	Government National Mortgage Association, Series 2015-6, 0.472%, 2/16/2051(b)(c)(d)	72,719
2,650,930	Government National Mortgage Association, Series 2015-68, 0.340%, 7/16/2057(b)(c)(d)	35,648
11,100,322	Government National Mortgage Association, Series 2015-70, 0.567%, 12/16/2049(b)(c)(d)	185,927
5,760,171	Government National Mortgage Association, Series 2015-73, 0.438%, 11/16/2055(b)(c)(d)	73,703
16,921,695	Government National Mortgage Association, Series 2016-132, 0.630%, 7/16/2056(b)(c)(d)	348,766
6,596,556	Government National Mortgage Association, Series 2016-143, 0.858%, 10/16/2056(c)(d)	311,460
21,974,377	Government National Mortgage Association, Series 2017-168, 0.544%, 12/16/2059(b)(c)	719,951
24,021,610	Government National Mortgage Association, Series 2017-90, 0.723%, 1/16/2059(b)(c)	914,471
4,776,718	Government National Mortgage Association, Series 2018-133, 1.113%, 6/16/2058(b)(c)	311,251
10,763,213	Government National Mortgage Association, Series 2018-2, 0.706%, 12/16/2059(b)(c)	439,945
32,810,044	Government National Mortgage Association, Series 2018-82, 0.482%, 5/16/2058(b)(c)	1,012,754
19,199,759	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(c)	615,544
9,512,850	Government National Mortgage Association, Series 2019-75, 0.855%, 12/16/2060(b)(c)	530,975
7,000,640	Government National Mortgage Association, Series 2019-94, 0.957%, 8/16/2061(b)(c)(d)	404,529
38,877,948	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(c)	2,222,812
19,083,827	Government National Mortgage Association, Series 2020-128, 0.914%, 10/16/2062(b)(c)	1,192,961
40,343,716	Government National Mortgage Association, Series 2020-136, 1.014%, 8/16/2062(b)(c)	2,800,060
37,260,750	Government National Mortgage Association, Series 2020-172, 1.151%, 9/16/2062(b)(c)	2,865,911
15,863,327	Government National Mortgage Association, Series 2020-174, 0.845%, 1/16/2063(b)(c)	952,737
36,502,151	Government National Mortgage Association, Series 2020-179, 1.009%, 9/16/2062(b)(c)	2,312,645
43,939,599	Government National Mortgage Association, Series 2020-197, 0.948%, 10/16/2062(b)(c)	2,811,471
34,537,282	Government National Mortgage Association, Series 2020-26, 0.705%, 10/15/2061(b)(c)	1,590,221
9,176,565	Government National Mortgage Association, Series 2021-10, 0.986%, 5/16/2063(b)(c)	650,793
41,240,621	Government National Mortgage Association, Series 2021-106, 0.859%, 4/16/2063(b)(c)	2,676,805
40,581,984	Government National Mortgage Association, Series 2021-12, 0.955%, 3/16/2063(b)(c)	2,560,155
44,754,634	Government National Mortgage Association, Series 2021-128, 1.001%, 6/16/2061(b)(c)	2,888,231
54,754,304	Government National Mortgage Association, Series 2021-132, Class BI, 0.923%, 4/16/2063(b)(c)	3,637,202
52,642,743	Government National Mortgage Association, Series 2021-133, 0.881%, 7/16/2063(b)(c)	3,407,617
54,214,781	Government National Mortgage Association, Series 2021-144, 0.825%, 4/16/2063(b)(c)	3,072,840
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$11,185,808	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(c)	$666,428
47,755,447	Government National Mortgage Association, Series 2021-151, 0.917%, 4/16/2063(b)(c)	3,175,594
50,705,784	Government National Mortgage Association, Series 2021-163, 0.801%, 3/16/2064(b)(c)	2,954,575
20,384,750	Government National Mortgage Association, Series 2021-180, 0.912%, 11/16/2063(b)(c)	1,443,138
56,522,617	Government National Mortgage Association, Series 2021-186, 0.764%, 5/16/2063(b)(c)	3,228,826
37,667,638	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(c)	2,787,820
34,332,517	Government National Mortgage Association, Series 2021-33, 0.841%, 10/16/2062(b)(c)	2,088,893
30,147,021	Government National Mortgage Association, Series 2021-40, 0.824%, 2/16/2063(b)(c)	1,883,586
45,801,652	Government National Mortgage Association, Series 2021-52, 0.720%, 4/16/2063(b)(c)	2,452,578
49,465,010	Government National Mortgage Association, Series 2022-166, 0.792%, 4/16/2065(b)(c)	3,170,574
28,069,549	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(c)	1,751,122
		162,897,748
	Collateralized Mortgage Obligations — 5.6%
1,521,964	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,424,069
98	Federal Home Loan Mortgage Corp., Series 1673, Class SE, REMICS, 8.390%, 2/15/2024(b)(d)	95
167,879	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	23,779
51,568	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	8,471
1,327	Federal Home Loan Mortgage Corp., Series 2725, Class SC, REMICS, 0.907%, 11/15/2033(b)(d)	1,281
400,883	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 3.567%, 5/15/2035(b)(d)	392,469
2,367,020	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 1.747%, 5/15/2036(b)(c)(d)	242,505
728,722	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 1.167%, 10/15/2036(b)(c)(d)	63,140
763,913	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 0.797%, 2/15/2038(b)(c)(d)	62,551
289,126	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 2.335%, 2/15/2038(b)(d)	295,100
271,736	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 3.525%, 2/15/2038(b)(d)	261,112
869,204	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.561%, 6/15/2048(b)(c)	792,392
346,435	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 3.891%, 12/15/2036(b)(c)	343,061

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,057,794	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 1.047%, 10/15/2040(b)(c)(d)	$93,262
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.000%, 2/15/2041(b)(d)	125,612
898,412	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 0.447%, 9/15/2041(b)(c)(d)	66,016
1,231,882	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 0.000%, 8/15/2040(b)	1,207,262
846,045	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 0.697%, 8/15/2032(b)(c)(d)	45,879
4,451,982	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 0.697%, 11/15/2042(b)(c)(d)	510,818
2,587,545	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 0.000%, 6/15/2039(b)(c)(d)	163,254
1,101,991	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	193,272
3,367,626	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 0.647%, 4/15/2047(b)(c)(d)	285,219
1,292,616	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	202,880
3,015,855	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(c)	472,286
7,476,416	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.866%, 4/15/2042(b)(c)	1,244,972
152,185	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.398%, 11/25/2044(b)(c)	30,752
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	289,959
15,299,413	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.489%, 12/15/2048(b)(c)	1,110,632
308,812	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.895%, 4/25/2052(b)(c)	11,905
125,000	Federal Home Loan Mortgage Corp., Series 5214, Class BY, REMICS, 3.000%, 4/25/2052	101,702
104	Federal National Mortgage Association, Series 1996-45, Class SC, REMICS, 1.798%, 1/25/2024(b)(c)(d)	—
623,732	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(d)	604,372
902,184	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 4.430%, 6/25/2035(b)(d)	988,684
1,689,307	Federal National Mortgage Association, Series 2005-62, Class GZ, REMICS, 5.750%, 7/25/2035	1,714,613
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$777,752	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 4.210%, 6/25/2036(b)(d)	$870,892
32,189	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 1.848%, 8/25/2036(b)(c)(d)	3,259
210,903	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 5.741%, 8/25/2036(b)(d)	260,309
564,139	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.494%, 8/25/2038(b)	546,035
148,447	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 4.005%, 11/25/2038(b)(d)	142,202
606,078	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.451%, 3/25/2039(b)(d)	551,653
56,126	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.599%, 12/25/2039(b)(d)	45,047
2,346,041	Federal National Mortgage Association, Series 2010-80, Class PZ, REMICS, 5.000%, 7/25/2040	2,333,259
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.000%, 11/25/2040(b)	251,070
2,216,458	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 0.398%, 6/25/2041(b)(c)(d)	202,078
1,234,406	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 1.048%, 3/25/2042(b)(c)(d)	131,297
912,287	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 0.498%, 3/25/2042(b)(c)(d)	61,277
2,901,194	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 0.548%, 9/25/2042(b)(c)(d)	260,860
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 0.000%, 7/25/2043(b)(d)	332,627
1,412,117	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 1.148%, 11/25/2043(b)(c)(d)	148,364
1,485,784	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 0.698%, 8/25/2042(b)(c)(d)	102,504
4,435,961	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	654,310
10,107,362	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 0.598%, 4/25/2044(b)(c)	1,125,067
809,788	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 0.598%, 5/25/2044(b)(c)(d)	59,301
323,707	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(d)	307,196
6,723,122	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 0.648%, 4/25/2046(b)(c)	506,258

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 0.000%, 11/25/2042(b)	$943,001
7,328,227	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 0.648%, 10/25/2034(b)(c)	425,367
9,025,741	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 0.648%, 9/25/2046(b)(c)	558,531
5,929,727	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 0.648%, 9/25/2046(b)(c)	372,541
3,706,879	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 0.648%, 11/25/2046(b)(c)(d)	291,914
3,819,712	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 0.648%, 11/25/2046(b)(c)	294,468
4,358,669	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 1.198%, 12/25/2046(b)(c)	357,213
6,076,043	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 0.698%, 4/25/2047(b)(c)	456,398
36,798,491	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(c)	1,404,120
10,459,080	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(c)	1,988,732
3,042,177	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(c)	636,821
13,344,623	Federal National Mortgage Association, Series 2021-24, REMICS, 1.130%, 3/25/2059(b)(c)	836,149
223,259	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	30,307
58,800	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	10,163
236,618	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	35,235
152,096	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	22,064
552,854	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	103,462
231,774	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	41,541
126,619	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	23,203
283,864	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	53,446
123,752	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	25,304
135,981	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	23,778
190,220	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	39,520
165,111	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	27,229
81,028	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	13,517
108,333	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	19,398
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$63,888	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	$12,139
19,312	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	3,546
590,106	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	101,677
203,560	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	40,025
120,202	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	14,562
140,776	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	9,148
90,819	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	17,571
15,328	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	3,410
364,498	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	364,645
107,044	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 6.142%, 2/20/2060(b)(d)	105,416
54,528	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 5.787%, 5/20/2059(b)(d)	53,632
73,649	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 10/20/2060(b)	73,217
88,769	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 5.937%, 12/20/2060(b)	88,379
37,326	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 5.937%, 3/20/2061(b)	37,183
38,757	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 6.037%, 10/20/2061(b)(d)	38,272
88,093	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 6.110%, 10/20/2061(b)(d)	87,088
4,095	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(d)	3,673
287,631	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(d)	283,435
2,841	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(d)	2,775
103,476	Government National Mortgage Association, Series 2012-H24, Class HI, 1.200%, 10/20/2062(b)(c)(d)	6,749
114,334	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 5.757%, 1/20/2063(b)(d)	112,080
27,235	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(d)	26,043
1,144,197	Government National Mortgage Association, Series 2013-H13, Class SI, 1.298%, 6/20/2063(b)(c)(d)	34,620
2,946,382	Government National Mortgage Association, Series 2013-H16, Class AI, 1.489%, 7/20/2063(b)(c)(d)	68,154

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,288,685	Government National Mortgage Association, Series 2013-H18, Class EI, 1.940%, 7/20/2063(b)(c)(d)	$63,612
434,205	Government National Mortgage Association, Series 2013-H18, Class JI, 1.290%, 8/20/2063(b)(c)(d)	7,628
83,577	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 6.037%, 8/20/2063(b)(d)	82,402
6,846,362	Government National Mortgage Association, Series 2014-H24, Class HI, 0.993%, 9/20/2064(b)(c)(d)	126,570
2,849,486	Government National Mortgage Association, Series 2015-152, Class PI, 4.000%, 10/20/2045(c)(d)	437,984
12,730,885	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.506%, 10/20/2064(b)	12,586,970
244,477	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(d)	236,740
1,116,929	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,081,475
9,022	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.717%, 5/20/2063(b)(d)	8,208
10,591	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 5.637%, 4/20/2063(b)(d)	10,146
360,965	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.003%, 3/20/2065(b)(d)	353,522
1,412	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.137%, 10/20/2065(b)(d)	1,361
144,814	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.578%, 9/20/2065(b)(d)	138,081
2,800	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.117%, 8/20/2061(b)(d)	2,688
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 0.000%, 8/20/2045(b)	1,213,640
434,185	Government National Mortgage Association, Series 2016-23, Class PA, 5.584%, 7/20/2037(b)(d)	429,295
8,979,311	Government National Mortgage Association, Series 2016-H01, Class AI, 0.031%, 1/20/2066(b)(c)(d)	243,955
12,787,037	Government National Mortgage Association, Series 2016-H09, Class JI, 0.040%, 4/20/2066(b)(c)(d)	431,918
90,905	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.422%, 8/20/2063(b)(d)	86,279
275,542	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.756%, 8/20/2066(b)(d)	270,042
12,492	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.896%, 6/20/2061(b)(d)	11,293
4,303,691	Government National Mortgage Association, Series 2017-128, 0.979%, 12/16/2056(b)(c)(d)	198,584
4,409,160	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	594,260
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,713,951	Government National Mortgage Association, Series 2017-H05, Class AI, 0.061%, 1/20/2067(b)(c)(d)	$73,345
7,443,288	Government National Mortgage Association, Series 2018-110, 0.604%, 1/16/2060(b)(c)(d)	317,725
11,830,052	Government National Mortgage Association, Series 2018-129, 0.618%, 7/16/2060(b)(c)	483,708
11,572,518	Government National Mortgage Association, Series 2018-143, 0.494%, 10/16/2060(b)(c)	563,547
4,057	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 5.637%, 10/20/2064(b)(d)	3,926
4,525,448	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.273%, 5/20/2068(b)	4,375,705
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)	221,064
17,400,772	Government National Mortgage Association, Series 2019-116, 0.622%, 12/16/2061(b)(c)	790,674
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)	254,768
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 0.078%, 2/20/2044(b)(c)	1,028,100
2,128,525	Government National Mortgage Association, Series 2019-44, Class BS, 0.578%, 4/20/2049(b)(c)(d)	168,906
9,012,762	Government National Mortgage Association, Series 2019-70, Class SK, 0.528%, 8/20/2043(b)(c)	1,046,146
2,176,682	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.249%, 1/20/2069(b)	2,007,190
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	906,129
22,258,529	Government National Mortgage Association, Series 2020-34, 5.000%, 12/20/2039(c)	4,270,205
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(c)	2,617,454
43,856,090	Government National Mortgage Association, Series 2021-H03, 4.098%, 4/20/2070(b)(c)(d)	124,478
7,358,123	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	63,099
2,785,493	Government National Mortgage Association, Series 2021-H17, 0.025%, 3/20/2070(b)(c)(d)	25,798
		70,847,722
	Mortgage Related — 39.4%
17,292,269	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2052(e)	14,571,577
7,736,713	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	7,100,050
18,000,040	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	17,024,955
1,689,313	Federal National Mortgage Association, 2.000%, with various maturities in 2050(e)	1,342,043
405,794,152	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2062(e)	338,946,382
104,959,785	Federal National Mortgage Association, 3.000%, with various maturities from 2047 to 2052(e)	93,426,226
459,685	Federal National Mortgage Association, 4.000%, 1/01/2052	431,982
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$127,780	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.625%, 8/20/2068(b)(d)	$121,485
2,521,165	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,400,282
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(c)	2,051,702
21,000,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 1/01/2054(f)	21,519,258
		498,935,950
	Non-Agency Commercial Mortgage-Backed Securities — 11.1%
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,228,444
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,134,991
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,533,109
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,105,187
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	624,953
5,300,000	BANK, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,565,577
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	942,267
4,045,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.617%, 10/15/2037, 144A(a)(b)	3,997,950
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,106,602
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,634,184
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,329,511
2,235,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.260%, 4/15/2037, 144A(a)(b)	2,202,757
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.594%, 8/15/2024(a)(b)	1,851,830
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 7.202%, 1/17/2039(a)(b)	2,717,146
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	427,105
7,339	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045(a)	6,532
1,907,635	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,660,692
517,917	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	517,010
2,520,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,471,136
3,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,014,357
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$457,785	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	$448,168
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,341,558
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,706,378
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	1,432,779
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,124,538
2,420,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,496,162
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.627%, 10/15/2043(a)(b)	4,955,919
3,407,056	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.177%, 7/15/2038(a)(b)	3,351,425
360,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	350,375
3,690,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	2,733,958
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(b)	4,434,386
3,773,349	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	3,686,849
790,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	736,067
823,322	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	820,724
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.685%, 6/10/2047(b)	1,436,768
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,422,305
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,230,055
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,183,881
1,297,937	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.784%, 12/15/2047(a)(b)	1,149,972
2,405,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(b)	2,371,548
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	663,384
3,134,954	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.427%, 11/15/2038, 144A(a)(b)	3,073,959
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.352%, 6/15/2047(b)	876,636
529,852	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044(a)(b)	476,840
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035(a)(b)	3,076,648
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,119,785

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	$1,754,671
1,190,203	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,024,086
3,475,000	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031(a)(b)	2,976,318
1,700,120	Starwood Retail Property Trust, Series 2014-STAR, Class A, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)	1,199,783
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 8.500%, 11/15/2027(a)(b)(d)(g)	4,007,900
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,231,046
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,920,004
985,320	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	968,921
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,822,401
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,455,904
862,735	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	800,987
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	739,666
27	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	27
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	465,173
		141,139,294
	Total Bonds and Notes (Identified Cost $1,328,454,142)	1,166,610,972

Collateralized Loan Obligations — 7.1%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.277%, 7/20/2034(a)(b)	2,215,299
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD SOFR + 1.562%, 6.956%, 1/15/2033(a)(b)	3,000,537
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.327%, 7/20/2031(a)(b)	5,254,643
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD SOFR + 1.932%, 7.326%, 7/15/2031(a)(b)	594,017
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 7.056%, 1/15/2031(a)(b)	3,812,596
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.812%, 7.227%, 1/20/2034(a)(b)	4,259,298
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD SOFR + 1.962%, 7.333%, 11/22/2031(a)(b)	1,564,897
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 7.276%, 12/15/2039(a)(b)	2,620,513
Principal Amount	Description	Value (†)

$3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD SOFR + 1.742%, 7.157%, 4/20/2031(a)(b)	$3,461,318
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.177%, 4/20/2031(a)(b)	2,942,547
4,930,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, 3 mo. USD SOFR + 2.012%, 7.427%, 10/20/2029(a)(b)	4,930,187
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3 mo. USD SOFR + 1.662%, 7.056%, 1/15/2034(a)(b)	2,329,785
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.306%, 7/15/2034(a)(b)	2,074,888
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 7.056%, 4/16/2033(a)(b)	2,532,554
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.214%, 1/17/2032(a)(b)	5,258,019
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.126%, 4/16/2031(a)(b)	2,027,689
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 1.862%, 7.274%, 4/21/2034(a)(b)	4,031,722
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.327%, 7/02/2035(a)(b)	4,200,934
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.157%, 1/18/2034(a)(b)	5,271,454
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.329%, 5/21/2034(a)(b)	574,717
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 6.796%, 4/20/2035(a)(b)	3,799,772
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 7.077%, 4/20/2034(a)(b)	1,021,688
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.327%, 4/20/2034(a)(b)	7,628,855
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3 mo. USD SOFR + 1.962%, 7.356%, 4/15/2033(a)(b)	5,859,131
3,830,000	Verde CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.256%, 4/15/2032(a)(b)	3,799,594
2,944,677	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 3 mo. USD SOFR + 1.462%, 6.877%, 10/20/2031(a)(b)	2,943,329
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.356%, 10/18/2031(a)(b)	1,311,349
	Total Collateralized Loan Obligations (Identified Cost $89,310,620)	89,321,332

Loan Participations — 0.3%
	ABS Other — 0.1%
1,511,439	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 2017 Term Loan A, 4.000%, 11/15/2037	1,356,246

Principal Amount	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities — 0.2%
$32,763,085	Government National Mortgage Association, Series 2020-130, 1.014%, 8/16/2060(b)(c)	$2,137,831
	Total Loan Participations (Identified Cost $4,502,428)	3,494,077

Short-Term Investments — 2.9%
9,378,089	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $9,380,694 on 1/02/2024 collateralized by $10,632,100 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $9,565,710 including accrued interest(h)	9,378,089
Principal Amount	Description	Value (†)

$12,600,000	U.S. Treasury Bills, 5.212%, 5/16/2024(i)(j)	$12,358,411
15,365,000	U.S. Treasury Bills, 5.322%, 4/25/2024(j)	15,113,279
240,000	U.S. Treasury Bills, 5.337%, 4/18/2024(j)	236,296
	Total Short-Term Investments (Identified Cost $37,069,914)	37,086,075
	Total Investments — 102.4% (Identified Cost $1,459,337,104)	1,296,512,456
	Other assets less liabilities — (2.4)%	(29,845,426)
	Net Assets — 100.0%	$1,266,667,030

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$402,746,504 or 31.8% of net assets.

(b)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced
("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(g)	Non-income producing security.
(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/19/2024	1,187	$130,108,690	$134,001,172	$3,892,482
CBOT U.S. Long Bond Futures	3/19/2024	140	16,293,279	17,491,250	1,197,971
CME Ultra Long Term U.S. Treasury Bond Futures	3/19/2024	188	23,047,777	25,115,625	2,067,848
Ultra 10-Year U.S. Treasury Notes Futures	3/19/2024	326	37,008,490	38,473,094	1,464,604
Total					$8,622,905
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$—	$81,182,624	$135,810	$81,318,434
Agency Commercial Mortgage-Backed Securities	—	158,010,515	4,887,233	162,897,748
Collateralized Mortgage Obligations	—	53,752,269	17,095,453	70,847,722
Mortgage Related	—	498,814,465	121,485	498,935,950
Non-Agency Commercial Mortgage-Backed Securities	—	137,131,394	4,007,900	141,139,294
All Other Bonds and Notes(a)	—	211,471,824	—	211,471,824
Total Bonds and Notes	—	1,140,363,091	26,247,881	1,166,610,972
Collateralized Loan Obligations	—	89,321,332	—	89,321,332
Loan Participations(a)	—	3,494,077	—	3,494,077
Short-Term Investments	—	37,086,075	—	37,086,075
Total Investments	—	1,270,264,575	26,247,881	1,296,512,456
Futures Contracts (unrealized appreciation)	8,622,905	—	—	8,622,905
Total	$8,622,905	$1,270,264,575	$26,247,881	$1,305,135,361

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or December 31, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2023
Bonds and Notes
ABS Home Equity	$135,220	$—	$(5,292)	$5,882	$—	$—	$—	$—	$135,810	$5,882
Agency Commercial Mortgage-Backed Securities	5,924,820	—	(1,359,599)	811,832	—	—	—	(489,820)	4,887,233	674,965
Collateralized Mortgage Obligations	19,637,469	—	(1,267,160)	2,417,909	14,860	(466,938)	—	(3,240,687)	17,095,453	2,279,273
Mortgage Related	113,942	—	—	6,079	1,464	—	—	—	121,485	6,079
Non-Agency Commercial Mortgage- Backed Securities	3,825,900	—	—	182,000	—	—	—	—	4,007,900	182,000
Total	$29,637,351	$—	$(2,632,051)	$3,423,702	$16,324	$(466,938)	$—	$(3,730,507)	$26,247,881	$3,148,199
Debt securities valued at $3,730,507 were transferred from Level 3 to Level 2 during the period ended December 31, 2023. At September 30, 2023, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities. At December 31, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.

The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 as of December 31, 2023, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$116,408
		Market Discount	Discount Rate	5.00%	19,402
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	4,532,032
		Market Discount	Discount Rate	3.00%	355,201
	Collateralized Mortgage Obligations[1]			1.00%	15,865,628
		Market Discount	Discount Rate	3.00%	1,229,825
	Mortgage Related[1]	Market Discount	Discount Rate	1.00%	121,485
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	21 months
			Loss Adjusted Spread	10%	4,007,900
	Total				$26,247,881

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2023, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$8,622,905
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2023 (Unaudited)
Mortgage Related	39.4%
Agency Commercial Mortgage-Backed Securities	13.1
Non-Agency Commercial Mortgage-Backed Securities	11.1
ABS Car Loan	7.0
ABS Other	6.8
ABS Home Equity	6.4
Collateralized Mortgage Obligations	5.6
ABS Student Loan	2.1
Other Investments, less than 2% each	0.9
Collateralized Loan Obligations	7.1
Short-Term Investments	2.9
Total Investments	102.4
Other assets less liabilities (including futures contracts)	(2.4)
Net Assets	100.0%